Unaudited Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2024
Income Statement [Abstract]
Revenue	$ 667,432	$ 408,532	$ 2,139,537	$ 2,085,314
Costs and expenses:
Cost of revenues	415,451	243,746	1,396,220	1,223,209
Research and development	683,426	974,535	3,119,134	1,960,425
Goodwill and intangibles impairment			3,595,216
Selling, general and administrative	982,052	1,079,728	4,313,810	3,773,606
Total Costs and Expenses	2,080,929	2,298,009	12,424,380	6,957,240
Loss from operations	(1,413,497)	(1,889,477)	(10,284,843)	(4,871,926)
Other income (expense):
Interest income	30,508	18	191,669	16,850
Loss on extinguishment of debt			(368,036)	(554,423)
Interest expense	(5,880)	(8,618)	(21,407)	(75,815)
Total other income (expense)	24,628	(8,600)	(197,774)	(613,388)
Loss before provision for income taxes	(1,388,869)	(1,898,077)	(10,482,617)	(5,485,314)
Provision for income taxes
Net loss	$ (1,388,869)	$ (1,898,077)	$ (10,482,617)	$ (5,485,314)
Net loss per share of common stock-basic (in Dollars per share)	$ (0.12)	$ (0.21)	$ (0.99)	$ (0.69)
Net loss per share of common stock-diluted (in Dollars per share)	$ (0.12)	$ (0.21)	$ (0.99)	$ (0.69)
Weighted average of common shares outstanding
Weighted average common shares outstanding - basic (in Shares)	11,125,800	9,159,869	10,607,477	7,954,105
Weighted average common shares outstanding - diluted (in Shares)	11,125,800	9,159,869	10,607,477	7,954,105